Document and Entity Information	Apr. 14, 2025
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001877184
Document Type	8-K
Document Period End Date	Apr. 14, 2025
Entity Registrant Name	KESTRA MEDICAL TECHNOLOGIES, LTD.
Entity Incorporation State Country Code	D0
Entity File Number	001-42549
Entity Address, Address Line One	3933 Lake Washington Blvd NE
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Kirkland
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98033
City Area Code	425
Local Phone Number	279-8002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $1.00 per share
Trading Symbol	KMTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false